                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE HIGH YIELD BOND FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES
AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (82.6%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (0.5%)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           6.01%        $9,979,869(i,o)           $9,148,606
--------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.0%)
Alion Science and Technology
  02-01-15                          10.25          9,605,000                 9,172,775
Communications & Power Inds
  02-01-12                           8.00         11,210,000                11,266,050
CPI Intl
 Sr Unsecured
  02-01-15                          11.06          4,521,000(i)              4,656,630
DRS Technologies
  11-01-13                           6.88          4,295,000                 4,209,100
  02-01-16                           6.63          2,315,000                 2,257,125
  02-01-18                           7.63          4,020,000                 3,939,600
L-3 Communications
  06-15-12                           7.63          6,955,000                 7,059,325
  07-15-13                           6.13          1,035,000                 1,001,363
L-3 Communications
 Series B
  10-15-15                           6.38         10,100,000                 9,771,750
                                                                       ---------------
Total                                                                       53,333,718
--------------------------------------------------------------------------------------

AUTOMOTIVE (1.0%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88          5,908,000                 5,820,621
GMAC
  04-15-16                           7.70         13,540,000                11,441,300
                                                                       ---------------
Total                                                                       17,261,921
--------------------------------------------------------------------------------------

BROKERAGE (0.5%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00          9,254,000                 9,161,460
--------------------------------------------------------------------------------------

BUILDING MATERIALS (1.3%)
Gibraltar Inds
 Series B
  12-01-15                           8.00          8,942,000                 8,427,835
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13          3,119,000                 3,056,620

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE (A)
BUILDING MATERIALS (CONT.)
Norcraft Companies LP/Finance
  11-01-11                           9.00%        $3,778,000                $3,778,000
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.17          8,620,000(l)              7,628,700
                                                                       ---------------
Total                                                                       22,891,155
--------------------------------------------------------------------------------------

CHEMICALS (5.7%)
Chemtura
  06-01-16                           6.88         14,465,000                13,199,313
Georgia Gulf
  12-15-13                           7.13          7,977,000                 7,179,300
  10-15-16                          10.75         11,243,000                10,062,485
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75          7,881,000                 8,511,480
INVISTA
  05-01-12                           9.25         18,351,000(d)             19,291,488
MacDermid
 Sr Sub Nts
  04-15-17                           9.50         17,960,000(d)             16,657,899
Momentive Performance Materials
  12-01-16                          11.50          2,255,000(d)              2,153,525
Momentive Performance Materials
 Pay-in-kind
  12-01-14                          10.13         12,400,000(d,m)           11,532,000
NALCO
 Sr Sub Nts
  11-15-13                           8.88          6,155,000                 6,293,488
NALCO
 Sr Unsecured
  11-15-11                           7.75          3,980,000                 4,049,650
NewMarket
  12-15-16                           7.13          3,156,000                 2,998,200
                                                                       ---------------
Total                                                                      101,928,828
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE (A)

CONSTRUCTION MACHINERY (0.9%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13%        $9,185,000                $9,506,475
United Rentals North America
 Sr Sub Nts
  02-15-14                           7.00          5,905,000                 6,023,100
                                                                       ---------------
Total                                                                       15,529,575
--------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.1%)
AAC Group Holding
 Sr Disc Nts
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
  10-01-12                          10.07          7,165,000(l)              6,161,900
AAC Group Holding
 Sr Unsecured Pay-in-kind
  10-01-12                          14.75          1,316,270(m)              1,319,561
Jarden
  05-01-17                           7.50         13,635,000                12,748,725
Sealy Mattress
  06-15-14                           8.25          6,152,000                 6,013,580
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
  12-01-13                           9.70          5,815,000(l)              5,320,725
Visant Holding
 Sr Nts
  12-01-13                           8.75          8,725,000                 8,725,000
Vitro
 Sr Unsecured
  02-01-17                           9.13         14,865,000(c,d)           14,381,887
                                                                       ---------------
Total                                                                       54,671,378
--------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.6%)
ALH Finance LLC
  01-15-13                           8.50          2,246,000                 2,189,850
Baldor Electric
  02-15-17                           8.63          5,000,000                 5,162,500
RBS Global & Rexnord
  08-01-14                           9.50          3,191,000                 3,222,910
                                                                       ---------------
Total                                                                       10,575,260
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

ELECTRIC (3.9%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38%        $7,610,000                $7,476,825
  05-15-18                           7.13          8,125,000                 7,231,250
Edison Mission Energy
 Sr Nts
  05-15-17                           7.00          7,615,000(d)              7,234,250
Edison Mission Energy
 Sr Unsecured
  06-15-16                           7.75          2,887,000                 2,908,653
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56          5,858,628                 6,232,115
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30          6,935,000                 6,848,313
Mirant North America LLC
  12-31-13                           7.38          7,905,000                 7,865,475
NRG Energy
  02-01-14                           7.25          5,441,000                 5,386,590
  01-15-17                           7.38          9,550,000                 9,382,874
Reliant Energy
  12-15-14                           6.75          1,660,000                 1,643,400
Reliant Energy
 Sr Nts
  06-15-17                           7.88          6,900,000                 6,762,000
                                                                       ---------------
Total                                                                       68,971,745
--------------------------------------------------------------------------------------

ENTERTAINMENT (1.0%)
AMC Entertainment
  02-01-16                          11.00          7,298,000                 7,589,920
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
  07-01-15                           9.30          6,975,934(k)              7,254,971
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
  07-01-15                           9.30          2,242,764(k)              2,332,474
                                                                       ---------------
Total                                                                       17,177,365
--------------------------------------------------------------------------------------

ENVIRONMENTAL (0.9%)
Allied Waste North America
 Series B
  04-15-14                           7.38            965,000                   940,875
  05-15-16                           7.13          4,255,000                 4,233,725
Clean Harbors
  07-15-12                          11.25          5,435,000                 5,924,150
WCA Waste
  06-15-14                           9.25          5,510,000                 5,537,550
                                                                       ---------------
Total                                                                       16,636,300
--------------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.3%)
Aramark
  02-01-15                           8.86          2,800,000(i)              2,786,000
Aramark
 Sr Nts
  02-01-15                           8.50          6,850,000                 6,824,313
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                          11.35         19,195,000(l)             17,659,400

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
FOOD AND BEVERAGE (CONT.)
Constellation Brands
  09-01-16                           7.25%        $6,305,000                $6,115,850
Constellation Brands
 Sr Nts
  05-15-17                           7.25          6,195,000(d)              6,009,150
Cott Beverages USA
  12-15-11                           8.00         17,225,000                17,052,750
Del Monte
  02-15-15                           6.75          1,010,000                   959,500
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63         15,300,000(d)             13,923,000
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75          5,418,000                 5,445,090
                                                                       ---------------
Total                                                                       76,775,053
--------------------------------------------------------------------------------------

GAMING (6.0%)
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38          6,302,000(d)              5,955,390
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
  03-01-12                          10.13          6,190,000                 6,468,550
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
  06-15-15                          10.25         15,260,000(d)             13,085,449
Harrah's Operating
  06-01-16                           6.50          7,342,000                 5,781,825
  10-01-17                           5.75          9,910,000                 7,432,500
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         10,223,000                10,018,540
MGM Mirage
  06-01-16                           7.50          9,900,000                 9,776,250
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         10,250,000(d)             10,967,500
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38          8,790,000(d)              8,680,125
Station Casinos
 Sr Sub Nts
  02-01-14                           6.50          6,075,000                 5,148,563
  03-01-16                           6.88          3,902,000                 3,267,925
  03-15-18                           6.63          1,845,000                 1,485,225
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         11,245,000(d)             11,188,775
Wheeling Island Gaming
  12-15-09                          10.13          1,210,000                 1,197,900
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63          6,914,000                 6,689,295
                                                                       ---------------
Total                                                                      107,143,812
--------------------------------------------------------------------------------------

GAS PIPELINES (1.9%)
Southern Star Central
 Sr Nts
  03-01-16                           6.75          7,040,000                 6,758,400

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
GAS PIPELINES (CONT.)
Williams Companies
 Sr Nts
  07-15-19                           7.63%       $20,515,000               $21,797,188
Williams Partners LP/Finance
  02-01-17                           7.25          5,835,000                 5,776,650
                                                                       ---------------
Total                                                                       34,332,238
--------------------------------------------------------------------------------------

HEALTH CARE (6.8%)
Community Health Systems
 Sr Nts
  07-15-15                           8.88         11,842,000(d)             11,827,198
DaVita
  03-15-13                           6.63          9,346,000                 9,042,255
  03-15-15                           7.25          7,525,000                 7,374,500
HCA
 Secured
  11-15-16                           9.25          5,956,000(d)              6,119,790
HCA
 Sr Unsecured
  02-15-16                           6.50         13,190,000                10,716,875
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75          7,209,000                 7,028,775
MedCath Holdings
  07-15-12                           9.88         13,576,000                14,254,799
NMH Holdings
 Sr Unsecured Pay-in-kind
  06-15-14                          12.49          5,170,000(d,m)            4,808,100
Omnicare
  12-15-13                           6.75          9,065,000                 8,430,450
  12-15-15                           6.88          4,438,000                 4,138,435
Omnicare
 Sr Sub Nts
  06-01-13                           6.13          6,655,000                 6,139,238
Select Medical
  02-01-15                           7.63          2,883,000                 2,501,003
Select Medical
 Sr Unsecured
  09-15-15                          11.08         20,414,000(i)             17,760,179
United Surgical Partners Intl
 Sr Sub Nts Pay-in-kind
  05-01-17                           9.25          2,360,000(d,g,m)          2,242,000
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
  10-01-15                           9.61          4,850,000(l)              3,516,250
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00          5,707,000                 5,336,045
                                                                       ---------------
Total                                                                      121,235,892
--------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.8%)
K Hovnanian Enterprises
  04-01-12                           8.88          9,510,000                 7,608,000
  05-15-13                           7.75          1,555,000                 1,139,038
  05-15-16                           7.50          9,855,000                 7,588,350
Standard Pacific
 Sr Nts
  03-15-13                           7.75          1,665,000                 1,265,400

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
HOME CONSTRUCTION (CONT.)
Standard Pacific
Sr Sub Nts
  04-15-12                           9.25%        $4,545,000                $3,295,125
Standard Pacific
 Sr Unsecured
  10-01-08                           6.50          2,625,000                 2,401,875
William Lyon Homes
  02-15-14                           7.50         12,380,000                 8,913,600
                                                                       ---------------
Total                                                                       32,211,388
--------------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.8%)
Chaparral Energy
  12-01-15                           8.50          2,122,000                 1,899,190
Chaparral Energy
 Sr Nts
  02-01-17                           8.88         11,465,000(d)             10,318,500
Chesapeake Energy
  08-15-14                           7.00          6,722,000                 6,688,390
  01-15-16                           6.63          6,892,000                 6,668,010
  01-15-18                           6.25          2,520,000                 2,359,350
Compton Petroleum Finance
  12-01-13                           7.63          9,826,000(c)              9,334,700
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50          6,465,000                 6,432,675
EXCO Resources
 Secured
  01-15-11                           7.25         12,662,000                12,756,965
Forest Oil
 Sr Nts
  06-15-19                           7.25          7,375,000(d)              7,098,438
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75          7,390,000(d)              7,075,925
KCS Energy
  04-01-12                           7.13          6,645,000                 6,379,200
PetroHawk Energy
  07-15-13                           9.13          5,980,000                 6,234,150
Range Resources
  05-15-16                           7.50          3,250,000                 3,282,500
                                                                       ---------------
Total                                                                       86,527,993
--------------------------------------------------------------------------------------

MEDIA CABLE (4.9%)
Charter Communications Holdings I LLC/Capital
 Secured
  10-01-15                          11.00          5,525,000                 5,414,500
Charter Communications Holdings II LLC/Capital
  10-01-13                          10.25          4,200,000                 4,242,000
Charter Communications Holdings II LLC/Capital
 Sr Unsecured Series B
  09-15-10                          10.25          9,425,000                 9,448,563
CSC Holdings
 Sr Unsecured
  04-15-12                           6.75          4,551,000                 4,300,695
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38         11,360,000                10,621,600
EchoStar DBS
  02-01-16                           7.13         16,494,000                16,122,884

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MEDIA CABLE (CONT.)
Quebecor Media
 Sr Nts
  03-15-16                           7.75%        $7,420,000(c)             $7,058,275
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75         13,753,000(d,m)           13,099,732
Videotron Ltee
  01-15-14                           6.88          9,629,000(c)              9,171,623
Virgin Media Finance
  04-15-14                           8.75          5,770,000(c)              5,842,125
  08-15-16                           9.13          2,595,000(c)              2,624,194
                                                                       ---------------
Total                                                                       87,946,191
--------------------------------------------------------------------------------------

MEDIA NON CABLE (7.0%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         14,855,000                11,141,250
Idearc
  11-15-16                           8.00          5,473,000                 5,404,588
Intelsat Bermuda
  06-15-16                           9.25          3,635,000(c)              3,744,050
Intelsat Bermuda
 Sr Unsecured
  06-15-13                          11.41          5,540,000(c,i)            5,692,350
Lamar Media
  01-01-13                           7.25          1,491,000                 1,483,545
Lamar Media
 Series B
  08-15-15                           6.63          6,030,000                 5,758,650
Lamar Media
 Sr Unsecured
  08-15-15                           6.63          5,332,000                 5,092,060
LBI Media
 Sr Sub Nts
  08-01-17                           8.50         12,815,000(d)             12,622,774
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70         11,026,000                10,193,636
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25          9,248,000                 8,970,560
Radio One
  02-15-13                           6.38         10,930,000                 9,536,425
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         12,485,000(d)             12,781,518
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38          4,003,000(d)              4,358,266
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88          2,420,000                 2,280,850
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88          8,167,000                 7,697,398
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88         12,215,000                11,512,637

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MEDIA NON CABLE (CONT.)
Sun Media
  02-15-13                           7.63%        $5,321,000(c)             $5,201,278
                                                                       ---------------
Total                                                                      123,471,835
--------------------------------------------------------------------------------------

METALS (1.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25          8,965,000                 9,502,900
  04-01-17                           8.38          1,350,000                 1,437,750
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           9.36          5,000,000(d,i,m)          4,700,000
Peabody Energy
  11-01-16                           7.38          3,500,000                 3,526,250
                                                                       ---------------
Total                                                                       19,166,900
--------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
OPTI Canada
  12-15-14                           8.25          4,815,000(c,d)            4,887,225
OPTI Canada
 Secured
  12-15-14                           7.88          4,665,000(c,d)            4,688,325
Quicksilver Resources
  04-01-16                           7.13          8,850,000                 8,451,750
                                                                       ---------------
Total                                                                       18,027,300
--------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.0%)
Cardtronics
  08-15-13                           9.25         15,966,000                15,167,700
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25          6,715,000(d)              6,379,250
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13         17,150,000                14,663,250
                                                                       ---------------
Total                                                                       36,210,200
--------------------------------------------------------------------------------------

OTHER INDUSTRY (0.5%)
Rental Service
  12-01-14                           9.50          9,085,000(d)              8,891,944
--------------------------------------------------------------------------------------

PACKAGING (1.2%)
Crown Americas LLC/Capital
  11-15-15                           7.75         12,517,000                12,642,170
Owens-Brockway Glass Container
  05-15-13                           8.25          8,975,000                 9,199,375
                                                                       ---------------
Total                                                                       21,841,545
--------------------------------------------------------------------------------------

PAPER (4.1%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38          6,205,000(c)              4,870,925
Boise Cascade LLC
  10-15-14                           7.13          9,825,000                 9,039,000
Cascades
 Sr Nts
  02-15-13                           7.25          5,890,000(c)              5,624,950
Georgia-Pacific
  06-15-15                           7.70          5,421,000                 5,258,370
  01-15-17                           7.13         11,888,000(d)             11,174,720

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
PAPER (CONT.)
Jefferson Smurfit US
  06-01-13                           7.50%        $9,335,000                $8,868,250
NewPage
  05-01-12                          10.00         12,273,000                12,702,554
Norampac
  06-01-13                           6.75          7,045,000(c)              6,604,688
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00          9,770,000                 9,318,138
                                                                       ---------------
Total                                                                       73,461,595
--------------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Warner Chilcott
  02-01-15                           8.75         10,902,000                10,874,745
--------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                           7.38          4,263,000(c,d)            4,097,809
--------------------------------------------------------------------------------------

REITS (1.1%)
Realogy
 Sr Sub Nts
  04-15-15                          12.38         26,820,000(d)             19,746,225
--------------------------------------------------------------------------------------

RETAILERS (1.5%)
Claire's Stores
  06-01-17                          10.50         18,745,000(d)             13,871,300
Michaels Stores
 Sr Sub Nts
  11-01-16                          11.38          7,119,000(d)              6,887,633
Toys "R" Us
 Sr Unsecured
  04-15-13                           7.88          7,509,000                 6,345,105
                                                                       ---------------
Total                                                                       27,104,038
--------------------------------------------------------------------------------------

TECHNOLOGY (2.3%)
Freescale Semiconductor
 Sr Unsecured Pay-in-kind
  12-15-14                           9.13         10,827,000(m)              9,690,165
NXP Funding LLC
 Secured
  10-15-13                           8.11          5,606,000(c,i)            5,080,438
SS&C Technologies
  12-01-13                          11.75          3,789,000                 3,997,395
Sungard Data Systems
  08-15-15                          10.25         13,320,000                13,719,600
West Corp
  10-15-16                          11.00          8,990,000                 9,124,850
                                                                       ---------------
Total                                                                       41,612,448
--------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Avis Budget Car Rental LLC/Finance
  05-15-16                           7.75          5,015,000                 4,864,550
Hertz
  01-01-16                          10.50          4,363,000                 4,712,040
Quality Distribution LLC/Capital
  01-15-12                           9.86          4,239,000(i)              4,260,195
                                                                       ---------------
Total                                                                       13,836,785
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

WIRELESS (2.8%)
American Tower
 Sr Nts
  10-15-12                           7.13%       $13,405,000               $13,405,000
Centennial Communications
 Sr Nts
  01-01-13                          10.00          7,655,000                 7,999,475
Cricket Communications
  11-01-14                           9.38          6,865,000                 6,727,700
MetroPCS Wireless
 Sr Nts
  11-01-14                           9.25         10,855,000(d)             10,692,175
Nextel Communications
 Series D
  08-01-15                           7.38         10,855,000                10,927,403
                                                                       ---------------
Total                                                                       49,751,753
--------------------------------------------------------------------------------------

WIRELINES (3.5%)
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13          5,475,000                 5,214,938
GCI
 Sr Unsecured
  02-15-14                           7.25          9,632,000                 8,909,600
Level 3 Financing
  03-15-13                          12.25          4,775,000                 5,204,750
  11-01-14                           9.25          7,440,000                 7,161,000
  02-15-17                           8.75            865,000                   813,100
Qwest
 Sr Nts
  06-15-15                           7.63          8,140,000                 8,384,200
Windstream
  08-01-16                           8.63         18,757,000                19,601,064
  03-15-19                           7.00          7,705,000                 7,261,963
                                                                       ---------------
Total                                                                       62,550,615
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,519,885,867)                                                  $1,474,105,615
--------------------------------------------------------------------------------------

SENIOR LOANS (11.3%)(h)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.4%)
Ford Motor
 Tranche B Term Loan
  12-15-13                             8.36%      $6,833,273             $6,399,770
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.11        9,221,888(c)           8,906,776
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.5%)
Spectrum Brands
 Letter of Credit
  04-04-13                             5.17          236,589                230,083
Spectrum Brands
 Tranche B1 Term Loan
  04-04-13                        9.34-9.53        3,915,000(g)           3,792,656
  04-04-13                        9.34-9.53        4,786,201              4,636,632

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
CONSUMER PRODUCTS (CONT.)
Spectrum Brands
 Tranche B2 Term Loan
  04-04-13                             9.57%        $851,721               $800,618
                                                                    ---------------
Total                                                                     9,459,989
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
AMC Entertainment
 Term Loan
  06-13-12                            10.36        5,255,000              5,044,800
-----------------------------------------------------------------------------------

GAMING (1.3%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                             0.00        4,848,883(g,n)         4,497,339
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.61        1,710,000(g)           1,586,025
  06-05-14                             8.61        7,987,765              7,408,652
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                             9.00       10,000,000(k)           9,800,000
                                                                    ---------------
Total                                                                    23,292,016
-----------------------------------------------------------------------------------

HEALTH CARE (1.9%)
HCA
 Tranche B Term Loan
  01-21-13                             7.61       15,094,150             14,506,837
IASIS Healthcare LLC
 Term Loan
  06-15-14                            10.61       18,754,440             17,254,086
                                                                    ---------------
Total                                                                    31,760,923
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63        9,400,000              9,212,000
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.6%)
Asurion
 2nd Lien Term Loan
                                     11.86-
  07-02-15                            12.17       11,625,000(g)          10,927,500
-----------------------------------------------------------------------------------

MEDIA CABLE (0.9%)
Charter Communications
 Term Loan
  03-06-14                             7.36       16,920,000             15,989,400
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.2%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.86        3,280,000(c)           3,184,683
VNU
 Tranche B Term Loan
  08-09-13                             7.36       19,805,612(c)          18,864,845
                                                                    ---------------
Total                                                                    22,049,528
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.8%)
Dresser
 2nd Lien Term Loan
  05-04-15                            11.13        7,645,000(g)           7,291,419
  05-04-15                            11.13        7,980,000              7,610,925
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                        8.32-8.39%     $10,155,576             $9,647,797
-----------------------------------------------------------------------------------

RETAILERS (0.1%)
Michaels Stores
 Term Loan
  10-31-13                        7.63-7.69        2,308,701              2,172,095
-----------------------------------------------------------------------------------

WIRELESS (0.3%)
Trilogy Intl Partners
 Term Loan
  06-29-12                             8.86        4,940,000              4,754,750
-----------------------------------------------------------------------------------

WIRELINES (1.5%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61        9,760,000              9,288,299

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Qwest
 Tranche B Term Loan
  06-30-10                             6.95%     $18,045,000            $18,202,894
                                                                    ---------------
Total                                                                    27,491,193
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $210,121,491)                                                   $202,010,881
-----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                    VALUE(A)
Arena Brands                                         111,111(b,k)            $68,889
Crown Paper Escrow                                29,470,000(b)                   29
Link Energy LLC Unit                               1,646,684(b,j)             31,287
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                         $100,205
------------------------------------------------------------------------------------

OTHER (0.1%)
ISSUER                                            SHARES                    VALUE(A)
Varde Fund V LP                                   25,000,000(e,k)         $1,783,250
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                               $1,783,250
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  86,682,194(f)          $86,682,194
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $86,682,194)                                                      $86,682,194
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,835,654,775)(p)                                             $1,764,682,145
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2007, the value of foreign securities represented 7.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $329,429,285 or 18.5% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $31,506,498.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Aug. 31, 2007 are as follows:

                                  BEGINNING          PURCHASE         SALES           ENDING            DIVIDEND
ISSUER                              COST               COST           COST             COST              INCOME          VALUE(A)
---------------------------------------------------------------------------------------------------------------------------------
Link Energy LLC Unit             $13,076,335           $--            $--           $13,076,335           $--            $31,287

(k) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Arena Brands Common                                                    09-03-92                $5,888,888
Great Lakes Gaming of Michigan 9.00% Term Loan 2012                    03-01-07                 9,821,681
United Artists Theatre Circuit Pass-Through Ctfs Series BB5
 9.30% 2015                                                     12-08-95 thru 04-03-02          6,706,691
United Artists Theatre Circuit Pass-Through Ctfs Series BC3
 9.30% 2015                                                            12-06-01                 1,801,222
Varde Fund V LP                                                 04-27-00 thru 06-19-00                 --*

     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

--------------------------------------------------------------------------------

 5 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

RiverSource High Yield Bond Fund

(n) At Aug. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                              $4,783,345

(o) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(p) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $1,835,655,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $13,013,000
Unrealized depreciation                                               (83,986,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(70,973,000)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 6 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource High Yield Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2007